Shareholders' (deficit) / equity	6 Months Ended
Jun. 30, 2023
Shareholders' (deficit) / equity
Shareholders' (deficit) / equity

14.Shareholders’ (deficit) / equity

The movements of the shares issued during the six month periods ended June 30, 2023 and 2022, are as follows:

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2023	369,820,821	23,888,065	525,000	394,233,886
Issued shares for share-based payments exercised	10,585,912	—	—	10,585,912
Conversion of Class B Shares	350,000	(350,000)	350,000	350,000
Cancellation of issued shares	—	(425,000)	(105,000)	(530,000)
Issued as of June 30, 2023	380,756,733	23,113,065	770,000	404,639,798
Treasury shares	—	—	(770,000)	(770,000)
Outstanding as of June 30, 2023	380,756,733	23,113,065	—	403,869,798

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2022	261,244,915	24,413,065	—	285,657,980
Issued shares for share-based payments exercised	8,392,206	—	—	8,392,206
Warrants exercised	10	—	—	10
ELOC commitment shares	262,697	—	—	262,697
Issued as of June 30, 2022	269,899,828	24,413,065	—	294,312,893
Treasury shares	(375,000)	—	—	(375,000)
Treasury shares (due to consolidation)	(879,691)	—	—	(879,691)
Outstanding as of June 30, 2022	268,645,137	24,413,065	—	293,068,202

During the six month period ended June 30, 2023, in total 10,585,912 shares (June 30, 2022: 8,392,206 shares) have been issued due to the execution of vested share-based payments; €1,270 thousand (June 30, 2022: €1,007 thousand) have been added to subscribed capital, thereof €1,117 thousand (June 30, 2022: €990 thousand) are transferred from other capital reserves.

During the six month period ended June 30, 2023, €82,829 thousand is recognized in other capital reserves in relation to the May 2023 Warrants derivative financial instrument, as described in note 17 and note 20.

Cancellation of issued shares

During the period the Group cancelled 425,000 of Lilium N.V.'s Class B ordinary shares ("Class B Shares") and 105,000 of Lilium N.V.'s Class C ordinary shares ("Class C Shares") held in treasury, resulting in a reduction in subscribed capital and corresponding reduction in treasury shares of €178 thousand.

Conversion of Class B Shares

During February 2023, a shareholder who is an executive director and a member of key management personnel of Lilium N.V. converted 350,000 Class B Shares into 350,000 Class A Shares and 350,000 Class C shares and transferred the Class C shares back to the Group as treasury shares for no consideration pursuant to Lilium N.V.'s articles of association, increasing the treasury share reserve by €84 thousand.

Treasury shares

The reserve for treasury shares represents the nominal amount of Lilium N.V.’s own shares held in treasury. Payments for treasury shares above or below nominal value are deducted from or added to share premium, respectively. The movement of treasury shares during periods are as follows:

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
At January 1, 2023	—	425,000	525,000	950,000
Conversion of Class B shares	—	—	350,000	350,000
Cancellation of Class B shares	—	(425,000)	(105,000)	(530,000)
At June 30, 2023	—	—	770,000	770,000

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
At January 1, 2022 and June 30, 2022	1,254,691	—	—	1,254,691